Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Revenue	€ 599.0	€ 537.8	€ 1,281.9	€ 1,155.6
Exceptional Items	4.2	1.6	24.8	48.2
United Kingdom
Disclosure of geographical areas [line items]
Revenue	179.0	170.3	381.4	349.8
Italy
Disclosure of geographical areas [line items]
Revenue	96.9	85.4	222.7	199.9
Germany
Disclosure of geographical areas [line items]
Revenue	87.9	75.0	199.1	162.2
Sweden
Disclosure of geographical areas [line items]
Revenue	35.3	39.6	79.8	89.1
France
Disclosure of geographical areas [line items]
Revenue	50.6	41.3	102.7	84.3
Norway
Disclosure of geographical areas [line items]
Revenue	22.4	27.6	53.4	59.0
Austria
Disclosure of geographical areas [line items]
Revenue	30.4	24.2	65.2	54.8
Spain
Disclosure of geographical areas [line items]
Revenue	20.2	19.9	43.9	39.4
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 76.3	€ 54.5	€ 133.7	€ 117.1